RELATED PARTY TRANSACTIONS (Other Related Party Transactions) (Details)	1 Months Ended								12 Months Ended
	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Nov. 30, 2018 shares	Aug. 31, 2018 USD ($) shares	May 31, 2018 USD ($) subsidiary vessel shares	Nov. 30, 2016 USD ($) shares	Jun. 30, 2015 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jun. 30, 2018 vessel
Related Party Transaction [Line Items]
Proceeds from sale of vessels and termination of charters									$ 210,920,000	$ 0	$ 145,654,000
Termination fee									3,200,000
Number of vessels acquired | vessel						4						15
Interest payable to parent									0	0	6,378,000
Number of shares received (in shares) | shares								55,000,000
Shares acquired (in shares) | shares						4,024,984
Fair value		$ 12,753,000	$ 13,245,000						9,431,000	12,753,000	13,245,000
Proceeds from sale of shares									23,661,000	82,783,000	0
Gain/(loss) on sale of vessels									2,250,000	0	(2,578,000)
Sterna Finance
Related Party Transaction [Line Items]
Number of wholly owned subsidiaries | subsidiary						4
Debt amount						$ 320,000,000.0
Golden Close
Related Party Transaction [Line Items]
Fair value		$ 0.0	0.0						0.0	0.0	0.0
Proceeds from sale of shares											45,600,000
Gain/(Loss) on investments in debt and equity securities											13,500,000
Interest income received									0	0	242,000
Final dividend distribution										$ 2,000,000.0
Common Stock, ADS | ADS Maritime Holding
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares					4,000,000.0
Shares acquired					$ 10,000,000.0
Fair value									$ 8,900,000
Percentage of shares outstanding									17.00%
Investment owned (in shares) | shares		4,000,000.0							4,000,000.0	4,000,000.0
Common stock - NorAm Drilling
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares							12,000,000
Shares acquired							$ 700,000
Fair value			$ 3,900,000								$ 3,900,000
Share consolidation ratio				20
Number of shares held after share consolidation | shares				601,023
Shares issued (in shares) | shares				600,000
Shares acquired (in shares) | shares			41,756
Investment owned (in shares) | shares		1,300,000	1,300,000						1,300,000	1,300,000	1,300,000
Investment and debt securities, fair value									$ 1,500,000
NorAm Drilling
Related Party Transaction [Line Items]
Marketable securities, shares, redeemed (in shares) | shares											500,000
Gain (loss) on redemption											$ 0
Disposition of investment										$ 300,000
Fair value		$ 4,690,000	$ 5,200,000						4,643,000	4,690,000	$ 5,200,000
ADS Crude Carriers Plc
Related Party Transaction [Line Items]
Long-term line of credit		7,500,000								7,500,000
Ship Finance | ADS Crude Carriers Plc
Related Party Transaction [Line Items]
Long-term line of credit		$ 5,000,000								$ 5,000,000
Percentage of long term line of credit provided		67.00%								67.00%
Commitment fee amount		$ 50,000
Front Hakata
Related Party Transaction [Line Items]
Proceeds from sale of vessels and termination of charters	$ 33,500,000
Termination fee	$ 3,200,000
Gain/(loss) on sale of vessels									$ 1,400,000
Floating Rate Debt | Sterna Finance
Related Party Transaction [Line Items]
Term loan facility, term						13 months